Business Combinations - Atkins Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Aug. 26, 2017	Jul. 07, 2017
Liabilities assumed:
Goodwill	$ 465,030
Acquisition of Atkins
Assets acquired:
Cash and cash equivalents		$ 71,181
Accounts receivable, net		31,507
Inventories, net		33,023
Prepaid expenses and other current assets		1,781
Other current assets		13,466
Property and equipment, net		1,793
Intangible assets		320,000
Other long-term assets		2,224
Liabilities assumed:
Accounts payable		(12,187)
Other current liabilities		(36,498)
Deferred income taxes		(76,072)
Total identifiable net assets		350,218
Goodwill		465,030
Total purchase price		815,248
Deferred income taxes, step-up		$ 50,700